Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (13,335)	$ (15,385)
Loss from discontinued operations	(1,494)	(3,593)
Loss from continuing operations	(11,841)	(11,792)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	1,963	1,611
Stock-based compensation expense	988	880
Income tax benefit		(1,651)
Board fees paid with common stock	275	278
Change in fair value of stock warrants	(522)	685
Change in fair value of contingent consideration	567	2,492
Non-cash expense of issuing shares to Aspire Capital		602
Gain on deconsolidation of former subsidiary	(1,994)
Operating loss of minority interest investment	160
Change in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	(60)	(97)
Due from related party	(64)
Accounts payable	249	191
Accrued compensation and other current liabilities	(43)	(78)
Other long-term liabilities		(40)
Net cash used in continuing operating activities	(10,322)	(6,919)
Net cash used in discontinued operating activities	(1,361)	(3,031)
Net cash used in operating activities	(11,683)	(9,950)
Cash flows from investing activities:
Costs of Essentialis acquisition paid		(573)
Security deposit on sublease		13
Purchases of property and equipment	(8)	(2)
Net cash used in continuing investing activities	(8)	(562)
Net cash (used in) provided by discontinued investing activities	(172)	716
Net cash (used in) provided by investing activities	(180)	154
Cash flows from financing activities:
Proceeds from issuance of common stock		10,000
Proceeds from sale of common stock and common stock warrants	16,500	15,008
Cash paid for the issuance of common stock and common stock warrants	(198)	(1,063)
Net cash provided by continuing financing activities	16,302	23,945
Net cash provided by discontinued financing activities	1,525	225
Net cash provided by financing activities	17,827	24,170
Net increase in cash, cash equivalents and restricted cash	5,964	14,374
Cash, cash equivalents and restricted cash, beginning of period	17,135	2,761
Cash, cash equivalents and restricted cash, end of period	23,099	17,135
Supplemental disclosures of non-cash investing and financing information
Issuance of common stock in Essentialis acquisition		17,246
Contingent consideration of Essentialis acquisition		2,590
Accrued liability for cost of issuing common stock	52
Warrants issued in connection with sale of common stock	582	4,187
Continuing Operations [Member]
Cash flows from financing activities:
Net increase in cash, cash equivalents and restricted cash from continuing operations	5,972	16,464
Discontinued Operations
Cash flows from financing activities:
Net increase in cash, cash equivalents and restricted cash from continuing operations	$ (8)	$ (2,090)